Property and Equipment and Investment Properties - Summary of Property and Equipment (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Changes in property, plant and equipment [abstract]
Carrying amount		₩ 4,991,467		₩ 5,239,898
Beginning(PPE)		5,239,898		5,433,554
Acquisition		977,958		913,807
Disposal		(434,442)		(340,435)
Depreciation	[1]	(593,211)		(607,310)
Transfers	[2]	(242,418)		(218,628)
Business combination		38		557
Depreciation Recognised In Profit Or Loss		255		196
Others	[3]	43,644		58,353
Ending(PPE)		4,991,467	$ 3,960,916	5,239,898
Accumulated impairment losses on property and equipment excluding Right-of use assets
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Beginning(Accumulated impairment losses of PPE)		(5,751)		(6,877)
Impairment		0		0
Reversal		0		0
Disposal and Others		0		1,126
Ending(Accumaulated impairment losses of PPE)		(5,751)		(5,751)
Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		9,402,247		9,495,076
Beginning(PPE)		9,495,076
Ending(PPE)		9,402,247		9,495,076
Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		(4,405,029)		(4,249,427)
Beginning(PPE)		(4,249,427)
Ending(PPE)		(4,405,029)		(4,249,427)
Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		(5,751)		(5,751)
Beginning(PPE)		(5,751)
Ending(PPE)		(5,751)		(5,751)
Land
Changes in property, plant and equipment [abstract]
Carrying amount		2,416,726		2,548,181
Beginning(PPE)		2,548,181		2,610,586
Acquisition		678		1,106
Disposal		(7,223)		(11,399)
Depreciation	[1]	0		0
Transfers	[2]	(117,290)		(81,690)
Business combination		0		0
Others	[3]	(7,620)		29,578
Ending(PPE)		2,416,726		2,548,181
Land | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		2,416,730		2,548,185
Beginning(PPE)		2,548,185
Ending(PPE)		2,416,730		2,548,185
Land | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		0		0
Land | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		(4)		(4)
Beginning(PPE)		(4)
Ending(PPE)		(4)		(4)
Buildings
Changes in property, plant and equipment [abstract]
Carrying amount		1,581,433		1,676,657
Beginning(PPE)		1,676,657		1,771,582
Acquisition		12,867		2,412
Disposal		(7,860)		6,213
Depreciation	[1]	(66,044)		(69,118)
Transfers	[2]	(39,460)		(79,802)
Business combination		0		0
Others	[3]	5,273		45,370
Ending(PPE)		1,581,433		1,676,657
Buildings | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		2,426,317		2,534,134
Beginning(PPE)		2,534,134
Ending(PPE)		2,426,317		2,534,134
Buildings | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		(839,137)		(851,730)
Beginning(PPE)		(851,730)
Ending(PPE)		(839,137)		(851,730)
Buildings | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		(5,747)		(5,747)
Beginning(PPE)		(5,747)
Ending(PPE)		(5,747)		(5,747)
Leasehold improvements
Changes in property, plant and equipment [abstract]
Carrying amount		76,384		88,251
Beginning(PPE)		88,251		95,827
Acquisition		12,533		13,079
Disposal		(455)		(891)
Depreciation	[1]	(60,129)		(61,294)
Transfers	[2]	36,379		40,148
Business combination		8		0
Others	[3]	(203)		1,382
Ending(PPE)		76,384		88,251
Leasehold improvements | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		1,020,095		977,853
Beginning(PPE)		977,853
Ending(PPE)		1,020,095		977,853
Leasehold improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		(943,711)		(889,602)
Beginning(PPE)		(889,602)
Ending(PPE)		(943,711)		(889,602)
Leasehold improvements | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		0		0
Equipment and vehicles
Changes in property, plant and equipment [abstract]
Carrying amount		304,338		311,183
Beginning(PPE)		311,183		340,658
Acquisition		159,109		153,459
Disposal		(1,795)		(1,819)
Depreciation	[1]	(170,529)		(187,918)
Transfers	[2]	1,899		2,488
Business combination		30		537
Others	[3]	4,441		3,778
Ending(PPE)		304,338		311,183
Equipment and vehicles | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		2,070,374		2,093,461
Beginning(PPE)		2,093,461
Ending(PPE)		2,070,374		2,093,461
Equipment and vehicles | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		(1,766,036)		(1,782,278)
Beginning(PPE)		(1,782,278)
Ending(PPE)		(1,766,036)		(1,782,278)
Equipment and vehicles | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		0		0
Construction in progress
Changes in property, plant and equipment [abstract]
Carrying amount		28,045		39,579
Beginning(PPE)		39,579		44,190
Acquisition		110,378		129,682
Disposal		(397)		(8,435)
Depreciation	[1]	0		0
Transfers	[2]	(121,306)		(99,763)
Business combination		0		0
Others	[3]	(209)		(26,095)
Ending(PPE)		28,045		39,579
Construction in progress | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		28,045		39,579
Beginning(PPE)		39,579
Ending(PPE)		28,045		39,579
Construction in progress | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		0		0
Construction in progress | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		0		0
Right-of-use assets In Property and Equipment
Changes in property, plant and equipment [abstract]
Carrying amount		584,541		576,047
Beginning(PPE)		576,047		570,711
Acquisition		682,393		614,069
Disposal		(416,712)		(324,104)
Depreciation	[1]	(296,509)		(288,980)
Transfers	[2]	(2,640)		(9)
Business combination		0		20
Others	[3]	41,962		4,340
Ending(PPE)		584,541		576,047
Right-of-use assets In Property and Equipment | Acquisition cost
Changes in property, plant and equipment [abstract]
Carrying amount		1,440,686		1,301,864
Beginning(PPE)		1,301,864
Ending(PPE)		1,440,686		1,301,864
Right-of-use assets In Property and Equipment | Accumulated amortization
Changes in property, plant and equipment [abstract]
Carrying amount		(856,145)		(725,817)
Beginning(PPE)		(725,817)
Ending(PPE)		(856,145)		(725,817)
Right-of-use assets In Property and Equipment | Accumulated impairment [member]
Changes in property, plant and equipment [abstract]
Carrying amount		0		0
Beginning(PPE)		0
Ending(PPE)		₩ 0		₩ 0

[1]	Includes depreciation expenses amounting to ￦ 196 million and ￦ 255 million recorded as other operating expenses and others for the years ended December 31, 2021 and 2022, respectively.
[2]	Includes transfers with investment properties and assets held for sale.
[3]	Includes net exchange difference.